CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (95,752,000)	$ (39,395,000)	$ 20,463,000
(Income) loss from discontinued operations, net of tax	(8,725,000)	605,000	12,637,000
Net (loss) income from continuing operations	(104,477,000)	(38,790,000)	33,100,000
Adjustments to reconcile net (loss) income from continuing operations to net cash (used in) provided by operating activities:
Depreciation and amortization	5,698,000	4,973,000	4,520,000
Deferred taxes	67,669,000	(10,828,000)	(25,982,000)
Non-cash lease expense	1,737,000	1,958,000	1,818,000
Non-cash interest expenses	4,844,000	325,000	0
Gain on forgiveness of debt	0	0	(4,923,000)
Share-based compensation	3,698,000	0	0
Amortization of RDEC credit	(1,182,000)	(839,000)	(460,000)
Accrued tax credit RDEC	0	(1,732,000)	0
Change in fair value of derivative liability	(11,389,000)	(432,000)	0
Increase in inventory provision	0	4,630,000	3,951,000
Write-off of prepaid subscriptions	0	5,668,000	0
Other	90,000	71,000	30,000
Change in operating assets and liabilities:
Accounts receivable	33,365,000	(679,000)	25,346,000
Inventories	25,251,000	54,734,000	(20,003,000)
Prepaid expenses and other assets	1,270,000	(5,482,000)	701,000
Prepaid subscriptions	0	1,632,000	(7,300,000)
Due from related parties	533,000	482,000	(4,376,000)
Accounts payable	(17,675,000)	(23,651,000)	(1,820,000)
Accrued expenses and other liabilities	(2,439,000)	(1,329,000)	(10,225,000)
Accrued warranties	(2,037,000)	3,883,000	3,266,000
Due to related parties	1,491,000	1,083,000	3,469,000
Contract liabilities	(5,743,000)	6,966,000	7,779,000
Lease obligations - operating leases	(1,579,000)	(1,903,000)	(2,084,000)
Net cash (used in) provided by operating activities - continuing operations	(875,000)	740,000	6,807,000
Net cash provided by (used in) operating activities - discontinued operations	1,661,000	(3,098,000)	(12,079,000)
Net cash provided by (used in) provided by operating activities	786,000	(2,358,000)	(5,272,000)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property, plant and equipment	(1,283,000)	(389,000)	(829,000)
Internal-use software development costs	(8,465,000)	(4,434,000)	(1,028,000)
Repayment (issuance) of loan receivable, related party	0	8,019,000	(7,919,000)
Proceeds from disposition of GEH Singapore	20,000,000	0	0
Acquisition of businesses, net of cash	0	10,375,000	(6,000,000)
Net cash provided by (used in) investing activities - continuing operations	10,252,000	13,571,000	(15,776,000)
Net cash used in investing activities - discontinued operations	(5,942,000)	5,763,000	0
Net cash provided by (used in) investing activities	4,310,000	19,334,000	(15,776,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of Revolver	(38,000,000)	(80,300,000)	(49,305,000)
Payments of Debt Issuance Costs	(90,000)	0	0
Proceeds from Revolver	17,000,000	62,000,000	63,000,000
Proceeds from convertible note	0	64,884,000	0
Contingent consideration payments	(1,007,000)	(2,174,000)	0
Repayment of Paycheck Protection Program Loan	(192,000)	(192,000)	(5,000)
Repayment of NetDragon group loans	0	0	(3,210,000)
Proceeds from NetDragon group loans	0	219,000	869,000
Share repurchase	(342,000)	0	0
Net cash (used in) provided by financing activities - continuing operations	(22,631,000)	44,437,000	11,349,000
Net cash provided by financing activities - discontinued operations	0	0	0
Net cash (used in) provided by financing activities	(22,631,000)	44,437,000	11,349,000
Net change in cash	(17,535,000)	61,413,000	(9,699,000)
Cash and cash equivalents, beginning of year	91,784,000	29,312,000	40,508,000
Exchange rate effects	1,068,000	1,059,000	(1,497,000)
Cash and cash equivalents, end of year	75,317,000	91,784,000	29,312,000
Supplemental disclosure of non-cash investing and financing activities transactions:
Convertible notes issued in exchange for accrued PIK interest	3,309,000	0	0
Decrease in goodwill due to measurement period adjustments relating to business acquisition, net	1,228,000	0	0
Lease assets acquired in exchange for lease liabilities	2,838,000	0	0
Forgiveness of related party payables	2,412,000	0	0
Accrued purchase price related to acquisition of businesses	0	0	1,688,000
Accrued value of earnout related to acquisition of businesses	0	0	377,000
Noncash consideration transferred for acquisition of businesses	0	22,848,000	0
Lease assets acquired in exchange for lease liabilities	5,044,000	0	0
Supplemental disclosure of cash transactions:
Cash paid for interest	5,387,000	5,223,000	0
Cash received for tax refunds, net	$ 1,397,000	914,000	$ 969,000
Discontinued Operations
Supplemental disclosure of cash transactions:
Cash and cash equivalents		$ 3,980,000